Inventories - Current (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials and consumables	$ 299	$ 389
Mold parts	50	51
Work-in-progress	19	114
Finished goods	596	730
Total current inventories	$ 964	$ 1,284